Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31

Statement of Financial Position, Classified (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 175,564	$ 255,706
Short term investments - available for sale	40,000
Accounts receivable	171,014	164,907
Unbilled revenue	143,323	101,431
Other receivables	17,643	12,451
Deferred tax asset	7,700	5,623
Prepayments and other current assets	22,573	20,592
Income taxes receivable	17,969	18,966
Total current assets	595,786	579,676
Other Assets:
Property, plant and equipment, net	175,132	170,861
Goodwill	219,611	175,860
Non-current other assets	4,538	4,353
Non-current income taxes receivable	475	482
Non-current deferred tax asset	11,477	10,028
Intangible assets	7,230	8,278
Total Assets	1,014,249	949,538
Current Liabilities:
Accounts payable	4,291	12,314
Payments on account	142,345	134,240
Other liabilities	122,007	100,182
Deferred tax liability	1,335	956
Income taxes payable	1,029	2,634
Total current liabilities	271,007	250,326
Other Liabilities:
Non-current other liabilities	4,468	3,676
Non-current government grants	1,500	1,470
Non-current income taxes payable	10,770	10,205
Non-current deferred tax liability	14,704	13,862
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,436,120 shares issued and outstanding at June 30, 2011 and 60,247,092 shares issued and outstanding at December 31, 2010	5,079	5,063
Additional paid-in capital	203,658	196,960
Accumulated other comprehensive income	14,053	396
Retained earnings	489,010	467,580
Total Shareholders' Equity	711,800	669,999
Total Liabilities and Shareholders' Equity	$ 1,014,249	$ 949,538

Statement of Financial Position, Classified (Parenthetical)	Jun. 30, 2011 EUR ( €)	Dec. 31, 2010 EUR ( €)
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,436,120	60,247,092
Ordinary shares, shares outstanding	60,436,120	60,247,092

Statement of Income (Excluding Gross Margin Alternative) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Gross revenue	$ 317,696	$ 313,087	$ 623,243	$ 622,638
Reimbursable expenses	(84,651)	(89,336)	(160,901)	(179,775)
Net revenue	233,045	223,751	462,342	442,863
Costs and expenses:
Direct costs	150,866	130,869	295,336	262,187
Selling, general and administrative expense	57,344	58,923	117,227	111,217
Depreciation and amortization	9,329	8,281	18,302	17,003
Restructuring charges			5,002
Total costs and expenses	217,539	198,073	435,867	390,407
Income from operations	15,506	25,678	26,475	52,456
Interest income	294	405	527	640
Interest expense	(188)	(344)	(355)	(771)
Income before provision for income taxes	15,612	25,739	26,647	52,325
Provision for income taxes	(2,530)	(2,866)	(5,217)	(7,253)
Net income	$ 13,082	$ 22,873	$ 21,430	$ 45,072
Net income per Ordinary Share:
Basic	$ 0.22	$ 0.38	$ 0.36	$ 0.76
Diluted	$ 0.21	$ 0.38	$ 0.35	$ 0.74
Weighted average number of Ordinary Shares outstanding:
Basic	60,390,788	59,667,635	60,336,933	59,395,142
Diluted	61,114,996	60,768,374	61,056,232	60,557,687

Statement of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 21,430	$ 45,072
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	13	115
Depreciation and amortization	18,302	17,003
Amortization of grants	(59)	(77)
Share compensation expense	4,137	3,703
Deferred taxes	(2,296)	(1,451)
Changes in assets and liabilities:
Decrease in accounts receivable	3,949	19,195
(Increase)/decrease in unbilled revenue	(42,576)	12,398
Increase in other receivables	(4,831)	(243)
Increase in prepayments and other current assets	(1,188)	(3,662)
Increase in other non current assets	(185)	(626)
Decrease in payments on account	(316)	(20,784)
Increase/(decrease) in other current liabilities	1,537	(8,527)
(Decrease)/increase in other non current liabilities	(191)	472
(Increase)/decrease in income taxes receivable	314	(6,661)
Decrease in accounts payable	(9,699)	(4,107)
Net cash (used in)/provided by operating activities	(11,659)	51,820
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,097)	(16,969)
Purchase of subsidiary undertakings	(33,227)	(1,161)
Cash acquired with subsidiary undertakings	6,335
Purchase of short term investments	(40,000)	(30,260)
Sale of short term investments		79,487
Net cash (used in)/provided by investing activities	(79,989)	31,097
Cash flows from financing activities:
Proceeds from exercise of share options	2,358	8,996
Share issuance costs	(66)	(28)
Tax benefit from the exercise of share options	285	2,179
Repayment of other liabilities		(160)
Net cash provided by financing activities	2,577	10,987
Effect of exchange rate movements on cash	8,929	(17,943)
Net (decrease)/increase in cash and cash equivalents	(80,142)	75,961
Cash and cash equivalents at beginning of period	255,706	144,801
Cash and cash equivalents at end of period	$ 175,564	$ 220,762

Statement Of Shareholders Equity And Other Comprehensive Income (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2010	$ 669,999	$ 5,063	$ 196,960	$ 396	$ 467,580
Beginning Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	21,430				21,430
Currency translation adjustment	15,824			15,824
Currency impact of long term funding	(1,921)			(1,921)
Tax on currency impact of long term funding	(246)			(246)
Total comprehensive income	35,087
Exercise of share options (in shares)	185,260	185,260
Exercise of share options	2,358	16	2,342
Issue of ordinary shares		3,768
Share issuance costs	(66)		(66)
Non-cash stock compensation expense	4,137		4,137
Tax benefit on exercise of options	285		285
Ending Balance at Jun. 30, 2011	$ 711,800	$ 5,079	$ 203,658	$ 14,053	$ 489,010
Ending Balance (in shares) at Jun. 30, 2011		60,436,120

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation
1. Basis of Presentation

These condensed consolidated financial statements, which have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”), have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2010. Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2011.

Goodwill	6 Months Ended
Jun. 30, 2011
Goodwill
2. Goodwill

	June 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	39,718	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	4,033	(3,752)

Closing balance	$219,611	$175,860

The goodwill balance relates entirely to the clinical research segment.

Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business, headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, for an initial cash consideration of £17.8 million ( $27.7 million).  Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ( $10.4 million) may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  The Company has accrued £6.5 million ( $10.4 million) in respect of these milestones at June 30, 2011.  In addition, the acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes Limited on completion.  In May 2011 the Company paid an additional £3.3 million ( $5.5 million) on completion of this review.

The Company also holds an option to acquire the remaining common stock of Oxford Outcomes Limited during the year ended December 31, 2011 for cash consideration of £3.8 million ( $6.1 million).  Further consideration of up to £1.5 million ( $2.4 million) relating to this remaining common stock of Oxford Outcomes may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  £3.8 million ( $6.1 million) has been accrued at June 30, 2011 in respect of additional consideration payable in respect of this option and a further £1.5 million ( $2.4 million) has been accrued at June 30, 2011 relating to the potential additional consideration payable in respect of the performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

Goodwill represents the acquisition of an established workforce with experience in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.

Prior Period Acquisitions - Acquisition of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry, located in Zurich, Switzerland for an initial cash consideration of CHF 1.3 million ( $1.2 million).  Certain performance milestones were built into the acquisition agreement requiring potential additional consideration of up to CHF 2.9 million ( $3.1 million) if these milestones are achieved during the years ended December 31, 2010 to December 31, 2013. On December 31, 2010 CHF 0.3 million ( $0.3 million) was paid to the former shareholders in respect of certain milestones for the year ended December 31, 2010.  CHF 2.6 million ( $2.9 million) has been accrued in relation to the remaining milestones at June 30, 2011.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.

Restructuring charges	6 Months Ended
Jun. 30, 2011
Restructuring charges
3. Restructuring charges

Restructuring charges recognized during the six months ended June 30, 2011 comprise:

	Six Months Ended
	June 30,	June 30,
	2011	2010
	(in thousands)

Restructuring charges	$5,002	$-

During the six months ended June 30, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of a restructuring plan, the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of  $5.0 million was recognized during the six months ended June 30, 2011,  $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and  $4.0 million in respect of workforce reductions.

Details of the movement in restructuring provisions recognised during the six months ended June 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(2,491)	(95)	(2,586)
P,P&E write-off	-	(29)	(29)
Foreign exchange movement	(1)	(8)	(9)

Closing provision	$1,464	$914	$2,378

Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes
4. Income Taxes

As at June 30, 2011 the Company maintains a  $10.3 million liability (December 31, 2010:  $9.7 million) for unrecognized tax benefit, which is comprised of  $8.5 million (December 31, 2010:  $8.1 million) related to items generating unrecognized tax benefits and  $1.8 million (December 31, 2010:  $1.8 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2006 through 2010 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.

Net income per ordinary share	6 Months Ended
Jun. 30, 2011
Net income per ordinary share
5. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,390,788	59,667,635	60,336,933	59,395,142
Effect of dilutive share options outstanding	724,208	1,100,739	719,299	1,162,545
Weighted average number of ordinary shares for diluted net income per ordinary share	61,114,996	60,768,374	61,056,232	60,557,687

Stock Options	6 Months Ended
Jun. 30, 2011
Stock Options
6. Stock Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employees Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Option Plan.   No options may be granted under the plans after July 21, 2018.

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Plan exceed 10% of the outstanding shares, as defined in the 2003 Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at June 30, 2011 is eight years.

The following table summarizes option activity for the six months ended June 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	799,449	$20.25	$8.52
Exercised	(185,260)	$12.73	$5.46
Forfeited	(254,900)	$26.41	$10.05

Outstanding at June 30, 2011	5,157,966	$21.57	$8.51	4.89

Exercisable at June 30, 2011	2,642,124	$19.48	$7.77	3.51

The Company has granted options with fair values ranging from  $3.68 to  $13.93 per option or a weighted average fair value of  $7.15 per option.  The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at June 30, 2011 was 2,642,124.  Fully vested share options at June 30, 2011 have an average remaining contractual term of 3.51 years, an average exercise price of  $19.48 and a total intrinsic value of  $17.1 million. The total intrinsic value of options exercised during the six months ended June 30, 2011 was  $2.0 million (June 30, 2010:  $14.9 million).

The following table summarizes the movement in non-vested share options for the six months ended June 30, 2011:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	799,449	$20.25	$8.52
Vested	(718,445)	$20.15	$7.61
Forfeited	(238,836)	$25.52	$9.79

Non vested outstanding at June 30, 2011	2,515,842	$23.77	$9.29

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the period ended June 30, 2011 and June 30, 2010 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2011	2010

Weighted average fair value	$8.52	$9.13
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	2.3%	1.8%
Expected life	5 years	4.05 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On February 10, 2011 the Company awarded 100,000 restricted share units (“RSU’s”) to certain key employees of the Group.  These RSU’s will vest on the fifth anniversary of date of award.  The market price of the Company’s ordinary shares on date of award was  $22.11.  On March 3, 2011 the Company also awarded 120,000 RSU’s to other key employees of the Group.  These RSU’s will vest on the third anniversary of date of grant.  The market price of the Company’s ordinary shares on date of award was  $20.28.  On June 7, 2011 the Company awarded a further 10,000 RSU’s to a key employee of the Group.  These RSU’s will vest on the third anniversary of date of grant.  The market price of the Company’s ordinary shares on date of award was  $24.60.

On August 7, 2008 the Company awarded 6,280 RSU’s to certain key employees.  These RSU’s vested over periods ranging from February 26, 2009 to February 26, 2011.  The market value of the Company’s ordinary shares on date of award was  $41.95.  On August 16, 2010 2,512 ordinary shares were issued by the Company relating to certain of the RSU awards.  On May 20, 2011 3,768 ordinary shares were issued by the Company relating to the remaining RSU awards.

The following table summarizes the movement in non-vested restricted share units for the six months ended June 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
Forfeited	-	-

Non vested outstanding at June 30, 2011	230,000	$21.26

The fair value of stock awards vested for the six months ended June 30, 2011 totaled  $0.1 million (2010:  $0.1 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the six months ended June 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,209	$1,017	$2,280	$2,007
Selling, general and administrative	$985	$888	$1,857	$1,696

	$2,194	$1,905	$4,137	$3,703

Total non-cash stock compensation expense not yet recognized at June 30, 2011 amounted to  $17.2 million.  The weighted average period over which this is expected to be recognized is 3.2 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to  $0.3 million for the six months ended June 31, 2011 (2010:  $1.0 million).

Segment Information	6 Months Ended
Jun. 30, 2011
Segment Information
7. Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company operates predominantly in the contract clinical research industry providing a broad range of clinical research and integrated product development services on a global basis for the pharmaceutical and biotechnology industries. Historically, the Company organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China. During the year ended December 31, 2009 management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements. In addition, the central laboratory division did not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Accordingly, the Company consolidated and reclassified the results of the former central laboratory segment into the clinical research segment for the three and six months ended June 30, 2010.

During the year ended December 31, 2010 the Company incurred losses in its central laboratory business, which in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information requires it to be reported as a separate segment.  Accordingly the Company has disclosed two reportable segments for the three and six months ended June 30, 2011.  The Company has reclassified the results of the central laboratory segment from the clinical research segment for three and six months ended June 30, 2011.

The Company's areas of operation outside of Ireland principally include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, Hong Kong, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa. Segment information as at June 30, 2011 and December 31, 2010 and for the three and six months ended June 30, 2011 and June 30, 2010 is as follows:

a)	The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$24,080	$33,906	$53,433	$62,878
Rest of Europe	85,868	70,112	166,945	140,850
U.S.	93,826	96,876	186,390	194,331
Other	29,271	22,857	55,574	44,804

Total	$233,045	$223,751	$462,342	$442,863
    * All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$216,163	$208,114	$429,007	$411,010
Central laboratory	16,882	15,637	33,335	31,853

Total	$233,045	$223,751	$462,342	$442,863

c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Ireland	$(4,386)	$13,526	$(1,797)	(85)	$(1,882)	$23,060
Rest of Europe	11,368	5,072	16,841	(1,803)	15,038	12,931
U.S.	6,600	5,763	12,891	(3,114)	9,777	13,432
Other	1,924	1,317	3,542	-	3,542	3,033

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

d)  The distribution of income from operations by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Clinical research	$14,939	$26,811	$33,616	(3,457)	$30,159	$53,531
Central laboratory	567	(1,133)	(2,139)	(1,545)	(3,684)	(1,075)

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$115,118	$109,919
Rest of Europe	18,664	16,675
U.S.	32,328	33,855
Other	9,022	10,412

Total	$175,132	$170,861

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$154,252	$149,755
Central laboratory	20,880	21,106

Total	$175,132	$170,861

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,236	$2,347	$6,182	$4,977
Rest of Europe	1,854	1,283	3,436	2,859
U.S.	3,125	3,647	6,468	7,215
Other	1,114	1,004	2,216	1,952

Total	$9,329	$8,281	$18,302	$17,003

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$7,962	$7,045	$15,697	$14,525
Central laboratory	1,367	1,236	2,605	2,478

Total	$9,329	$8,281	$18,302	$17,003

i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$402,130	$418,098
Rest of Europe	240,854	173,668
U.S.	338,662	329,971
Other	32,603	27,801

Total	$1,014,249	$949,538

j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$952,179	$889,534
Central laboratory	62,070	60,004
Total	$1,014,249	$949,538

Goodwill (Tables)	6 Months Ended
Jun. 30, 2011
Goodwill
	June 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	39,718	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	4,033	(3,752)

Closing balance	$219,611	$175,860

Oxford Outcomes Limited
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

Timaq Medical Imaging
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Restructuring charges (Tables)	6 Months Ended
Jun. 30, 2011
Restructuring Charges	Restructuring charges recognized during the six months ended June 30, 2011 comprise:
	Six Months Ended
	June 30,	June 30,
	2011	2010
	(in thousands)

Restructuring charges	$5,002	$-

Details of the movement in restructuring provisions recognised
Details of the movement in restructuring provisions recognised during the six months ended June 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(2,491)	(95)	(2,586)
P,P&E write-off	-	(29)	(29)
Foreign exchange movement	(1)	(8)	(9)

Closing provision	$1,464	$914	$2,378

Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2011
Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,390,788	59,667,635	60,336,933	59,395,142
Effect of dilutive share options outstanding	724,208	1,100,739	719,299	1,162,545
Weighted average number of ordinary shares for diluted net income per ordinary share	61,114,996	60,768,374	61,056,232	60,557,687

Stock Options (Tables)	6 Months Ended
Jun. 30, 2011
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	799,449	$20.25	$8.52
Exercised	(185,260)	$12.73	$5.46
Forfeited	(254,900)	$26.41	$10.05

Outstanding at June 30, 2011	5,157,966	$21.57	$8.51	4.89

Exercisable at June 30, 2011	2,642,124	$19.48	$7.77	3.51

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2011:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	799,449	$20.25	$8.52
Vested	(718,445)	$20.15	$7.61
Forfeited	(238,836)	$25.52	$9.79

Non vested outstanding at June 30, 2011	2,515,842	$23.77	$9.29

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2011	2010

Weighted average fair value	$8.52	$9.13
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	2.3%	1.8%
Expected life	5 years	4.05 years

Summarizes the Movement in Non-vested Restricted Share Units
The following table summarizes the movement in non-vested restricted share units for the six months ended June 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
Forfeited	-	-

Non vested outstanding at June 30, 2011	230,000	$21.26

Schedule of Non-cash stock compensation expense
Non-cash stock compensation expense for the six months ended June 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,209	$1,017	$2,280	$2,007
Selling, general and administrative	$985	$888	$1,857	$1,696

	$2,194	$1,905	$4,137	$3,703

Segment Information (Tables)	6 Months Ended
Jun. 30, 2011
Distribution of Net Revenue by Geographical Area
a)	The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$24,080	$33,906	$53,433	$62,878
Rest of Europe	85,868	70,112	166,945	140,850
U.S.	93,826	96,876	186,390	194,331
Other	29,271	22,857	55,574	44,804

Total	$233,045	$223,751	$462,342	$442,863
    * All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$216,163	$208,114	$429,007	$411,010
Central laboratory	16,882	15,637	33,335	31,853

Total	$233,045	$223,751	$462,342	$442,863

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Ireland	$(4,386)	$13,526	$(1,797)	(85)	$(1,882)	$23,060
Rest of Europe	11,368	5,072	16,841	(1,803)	15,038	12,931
U.S.	6,600	5,763	12,891	(3,114)	9,777	13,432
Other	1,924	1,317	3,542	-	3,542	3,033

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

Distribution of income From Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Clinical research	$14,939	$26,811	$33,616	(3,457)	$30,159	$53,531
Central laboratory	567	(1,133)	(2,139)	(1,545)	(3,684)	(1,075)

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$115,118	$109,919
Rest of Europe	18,664	16,675
U.S.	32,328	33,855
Other	9,022	10,412

Total	$175,132	$170,861

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$154,252	$149,755
Central laboratory	20,880	21,106

Total	$175,132	$170,861

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,236	$2,347	$6,182	$4,977
Rest of Europe	1,854	1,283	3,436	2,859
U.S.	3,125	3,647	6,468	7,215
Other	1,114	1,004	2,216	1,952

Total	$9,329	$8,281	$18,302	$17,003

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$7,962	$7,045	$15,697	$14,525
Central laboratory	1,367	1,236	2,605	2,478

Total	$9,329	$8,281	$18,302	$17,003

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$402,130	$418,098
Rest of Europe	240,854	173,668
U.S.	338,662	329,971
Other	32,603	27,801

Total	$1,014,249	$949,538

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$952,179	$889,534
Central laboratory	62,070	60,004
Total	$1,014,249	$949,538

Goodwill (Detail) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Goodwill [Line Items]
Opening balance	$ 175,860	$ 173,568
Current period acquisitions	39,718	3,505
Prior period acquisitions		2,539
Foreign exchange movement	4,033	(3,752)
Closing balance	$ 219,611	$ 175,860

Goodwill - Additional Information (Detail) In Millions, unless otherwise specified	Jun. 30, 2011 Oxford Outcomes Limited USD ( $)	Jun. 30, 2011 Oxford Outcomes Limited GBP ( £)	May 31, 2011 Oxford Outcomes Limited USD ( $)	May 31, 2011 Oxford Outcomes Limited GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited USD ( $)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP ( £)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ( $)	Jun. 30, 2011 Oxford Outcomes Limited Maximum Options Held USD ( $)	Jun. 30, 2011 Oxford Outcomes Limited Maximum Options Held GBP ( £)	Jun. 30, 2011 Oxford Outcomes Limited Options Held GBP ( £)	Jun. 30, 2011 Oxford Outcomes Limited Options Held USD ( $)	May 17, 2011 Timaq Medical Imaging Maximum USD ( $)	May 17, 2010 Timaq Medical Imaging Maximum CHF	Dec. 31, 2010 Timaq Medical Imaging USD ( $)	Jun. 30, 2011 Timaq Medical Imaging CHF	Jun. 30, 2011 Timaq Medical Imaging USD ( $)	May 17, 2011 Timaq Medical Imaging USD ( $)	May 17, 2010 Timaq Medical Imaging CHF
Goodwill [Line Items]
Percentage of common stock acquired					80.00%	80.00%
Cash consideration					£ 17.8	$ 27.7					£ 3.8	$ 6.1						$ 1.2	1.3
Potential additional consideration							6.5	10.4	2.4	1.5			3.1	2.9
Payment to the former shareholders in respect of certain milestones															0.3
Accrual in respect performance milestones	10.4	6.5									3.8	6.1				2.6	2.9
Accrued consideration relating to the potential additional consideration payable											1.5	2.4
Additional amount Company paid on completion of review			$ 5.5	£ 3.3

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands	Jan. 14, 2011
Oxford Outcomes Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$ 51,227

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Timaq Medical Imaging (Detail) (Timaq Medical Imaging, USD $) In Thousands	May 17, 2010
Timaq Medical Imaging
Business Acquisition [Line Items]
Property, plant and equipment	$ 107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$ 3,823

Restructuring Charges (Detail) (USD $) In Thousands	6 Months Ended
Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,002

Restructuring Charges - Additional Information (Detail) (USD $)	6 Months Ended
Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,002,000
Lease termination and exit costs	1,000,000
Workforce reductions	$ 4,000,000

Details of the Movement in Restructuring Provisions Recognised (Detail) (USD $) In Thousands	6 Months Ended
Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 5,002
Cash payments	(2,586)
P,P&E write-off	(29)
Foreign exchange movement	(9)
Closing provision	2,378
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	3,956
Cash payments	(2,491)
Foreign exchange movement	(1)
Closing provision	1,464
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	1,046
Cash payments	(95)
P,P&E write-off	(29)
Foreign exchange movement	(8)
Closing provision	$ 914

Income Tax - Additional Information (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Liability for unrecognized tax benefit	$ 10.3	$ 9.7
Items generating unrecognized tax benefits	8.5	8.1
Interest and related penalties	$ 1.8	$ 1.8

Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,390,788	59,667,635	60,336,933	59,395,142
Effect of dilutive share options outstanding	724,208	1,100,739	719,299	1,162,545
Weighted average number of ordinary shares for diluted net income per ordinary share	61,114,996	60,768,374	61,056,232	60,557,687

Stock Options - Additional Information (Detail) (USD $)	6 Months Ended						6 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended			6 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010	Jun. 30, 2010 Employee Stock Plan, 2008 Plan	Jun. 30, 2011 Employee Stock Plan, 2008 Plan Minimum	Jun. 30, 2010 Employee Stock Plan, 2008 Plan Individual Employee	Jul. 21, 2008 Restricted Stock Units 2008	Jun. 30, 2011 Employee Stock Plan, 2003 Plan	Jun. 30, 2011 Employee Stock Plan, 2003 Plan Individual Employee	Jun. 07, 2011 Restricted Stock Units (RSUs)	May 20, 2011 Restricted Stock Units (RSUs)	Mar. 03, 2011 Restricted Stock Units (RSUs)	Feb. 10, 2011 Restricted Stock Units (RSUs)	Aug. 16, 2010 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs)	Jun. 30, 2011 Restricted Stock Units (RSUs)	Jun. 30, 2011 Minimum	Jun. 30, 2011 Maximum Year
Percentage of option price for fair value of ordinary share				100.00%
Ordinary shares which have been reserved for issuance			6,000,000		400,000	1,000,000	6,000,000	400,000
Maximum number of award as percentage of shares outstanding							10.00%
Awards granted to certain key employees	799,449								10,000		120,000	100,000		6,280	230,000
Vesting period	5 years								3 years	February 26, 2011	3 years	5 years	February 26, 2009
Market price of the Company's ordinary shares on date of award									$ 24.6		$ 20.28	$ 22.11		$ 41.95
Expiration period	8 years
Ordinary shares issued by the Company										3,768			2,512
Contractual term options outstanding	4.89																8
Option granted fair value	$ 7.15															$ 3.68	$ 13.93
Exercisable - number of shares	2,642,124
Exercisable - weighted average remaining contractual life	3.51
Exercisable - weighted average exercise price	$ 19.48
Fully vested total intrinsic value	$ 17,100,000
Intrinsic value of option exercised	2,000,000	14,900,000
Fair value of stock awards vested	100,000	100,000
Non-cash stock compensation expense not yet recognized	17,200,000
Weighted average period over which compensation expense is expected to be recognized	3.2
Tax benefit on exercise of options	$ 285,000	$ 1,000,000

Summary of Stock Option Activity (Detail) (USD $)	6 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010
Options Outstanding Number of Shares
Outstanding at beginning of period	4,798,677
Granted	799,449
Exercised	(185,260)
Forfeited	(254,900)
Outstanding at ending of period	5,157,966
Exercisable at ending of period	2,642,124
Weighted Average Exercise Price
Outstanding at beginning of period	$ 21.71
Granted	$ 20.25
Exercised	$ 12.73
Forfeited	$ 26.41
Outstanding at ending of period	$ 21.57
Exercisable at end of period	$ 19.48
Weighted Average Fair Value
Outstanding at beginning of period	$ 8.47
Granted	$ 8.52	$ 9.13
Exercised	$ 5.46
Forfeited	$ 10.05
Outstanding at end of period	$ 8.51
Exercisable at end of period	$ 7.77
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	4.89
Exercisable Weighted Average Remaining Contractual Life	3.51

Schedule of Movement in Non-Vested Share Options (Detail) (USD $)	6 Months Ended
Jun. 30, 2011
Options Outstanding Number of Shares Exercise Price Non-vested
Non vested outstanding at beginning of period	2,673,674
Granted	799,449
Vested	(718,445)
Forfeited	(238,836)
Non vested outstanding at end of period	2,515,842
Weighted Average Exercise Price Non-vested
Non vested outstanding at beginning of period	$ 24.76
Granted	$ 20.25
Vested	$ 20.15
Forfeited	$ 25.52
Non vested outstanding at end of period	$ 23.77
Weighted Average Fair Value Non-vested
Non vested outstanding at beginning of period	$ 9.48
Granted	$ 8.52
Vested	$ 7.61
Forfeited	$ 9.79
Non vested outstanding at end of period	$ 9.29

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (USD $)	6 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.52	$ 9.13
Assumptions:
Expected volatility	45.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.30%	1.80%
Expected life	5	4.05

Summarizes the Movement in Non-vested Restricted Share Units (Detail) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended
	Jun. 07, 2011	Mar. 03, 2011	Feb. 10, 2011	Aug. 07, 2008	Jun. 30, 2011
Options Outstanding Number of Shares Exercise Price Non-vested
Non vested outstanding at beginning of period					2,673,674
Granted					799,449
Vested					(718,445)
Forfeited					238,836
Non vested outstanding at end of period					2,515,842
Weighted Average Fair Value Non-vested
Non vested outstanding at beginning of period					$ 9.48
Granted					$ 8.52
Vested					$ 7.61
Forfeited					$ 9.79
Non vested outstanding at end of period					$ 9.29
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares Exercise Price Non-vested
Non vested outstanding at beginning of period					1,256
Granted	10,000	120,000	100,000	6,280	230,000
Vested					(1,256)
Forfeited
Non vested outstanding at end of period					230,000
Weighted Average Fair Value Non-vested
Non vested outstanding at beginning of period					$ 41.95
Granted					$ 21.26
Vested					$ 41.95
Forfeited
Non vested outstanding at end of period					$ 21.26

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,194	$ 1,905	$ 4,137	$ 3,703
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,209	1,017	2,280	2,007
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 985	$ 888	$ 1,857	$ 1,696

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 233,045		$ 223,751		$ 462,342		$ 442,863
IRELAND
Segment Reporting Information [Line Items]
Net Revenue	24,080	[1]	33,906	[1]	53,433	[1]	62,878	[1]
Rest of Europe
Segment Reporting Information [Line Items]
Net Revenue	85,868		70,112		166,945		140,850
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	93,826		96,876		186,390		194,331
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 29,271		$ 22,857		$ 55,574		$ 44,804

[1]	All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 233,045	$ 223,751	$ 462,342	$ 442,863
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	216,163	208,114	429,007	411,010
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 16,882	$ 15,637	$ 33,335	$ 31,853

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			$ 31,477
Restructuring Charges			(5,002)
Income from Operations	15,506	25,678	26,475	52,456
IRELAND
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			(1,797)
Restructuring Charges			(85)
Income from Operations	(4,386)	13,526	(1,882)	23,060
Rest of Europe
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			16,841
Restructuring Charges			(1,803)
Income from Operations	11,368	5,072	15,038	12,931
UNITED STATES
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			12,891
Restructuring Charges			(3,114)
Income from Operations	6,600	5,763	9,777	13,432
Other
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			3,542
Income from Operations	$ 1,924	$ 1,317	$ 3,542	$ 3,033

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income from Operations Excluding Restructuring Charges			$ 31,477
Restructuring Charges			(5,002)
Income from Operations	15,506	25,678	26,475	52,456
Clinical Research
Income from Operations Excluding Restructuring Charges			33,616
Restructuring Charges			(3,457)
Income from Operations	14,939	26,811	30,159	53,531
Central Laboratory
Income from Operations Excluding Restructuring Charges			(2,139)
Restructuring Charges			(1,545)
Income from Operations	$ 567	$ (1,133)	$ (3,684)	$ (1,075)

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 175,132	$ 170,861
IRELAND
Segment Reporting Information [Line Items]
Property, plant and equipment, net	115,118	109,919
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	18,664	16,675
UNITED STATES
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,328	33,855
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,022	$ 10,412

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 175,132	$ 170,861
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	154,252	149,755
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 20,880	$ 21,106

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,329	$ 8,281	$ 18,302	$ 17,003
IRELAND
Segment Reporting Information [Line Items]
Depreciation and amortization	3,236	2,347	6,182	4,977
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,854	1,283	3,436	2,859
UNITED STATES
Segment Reporting Information [Line Items]
Depreciation and amortization	3,125	3,647	6,468	7,215
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,114	$ 1,004	$ 2,216	$ 1,952

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,329	$ 8,281	$ 18,302	$ 17,003
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	7,962	7,045	15,697	14,525
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,367	$ 1,236	$ 2,605	$ 2,478

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,014,249	$ 949,538
IRELAND
Segment Reporting Information [Line Items]
Assets	402,130	418,098
Rest of Europe
Segment Reporting Information [Line Items]
Assets	240,854	173,668
UNITED STATES
Segment Reporting Information [Line Items]
Assets	338,662	329,971
Other
Segment Reporting Information [Line Items]
Assets	$ 32,603	$ 27,801

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,014,249	$ 949,538
Clinical Research
Segment Reporting Information [Line Items]
Assets	952,179	889,534
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 62,070	$ 60,004